6. Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivable [Abstract]
Opening balance	R$ 686,928	R$ 464,745
Set-up of provision	748,291	544,881
Impact of adopting IFRS 9		130,137
Write-off of provision	(661,142)	(452,835)
Closing balance	R$ 774,077	R$ 686,928